Lepercq-Istel Fund




                              THIRD-QUARTER REPORT



                               September 30, 2001






[LOGO]1675 Broadway
      New York, NY 10019
      (212) 698-0749
      (800) 497-1411


This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless accompanied by the currently effective prospectus dated April 30, 2001.


Lepercq-Istel Fund
--------------------------------------------------------------------------------
November 15, 2001

Dear Shareholders:

The performance of your Fund for the third quarter and for the first nine months of the year is provided in the table below. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                                       Third Quarter     Year-to-Date
                                            2001            9/30/01

    Lepercq-Istel Fund                      -13.00%         -23.10%
    Lipper Large-Cap Core Average           -14.92%         -21.91%
    Standard & Poor's 500                   -14.69%         -20.40%

The terrorist attacks of September 11th have resulted in an immediate plunge in business activity sending an already weak U.S. economy into its first recession since 1990 - 1991. The attacks have nipped in the bud an incipient economic upturn setting back the recovery by probably two quarters.

To counter the economic shock from these attacks, the Federal Reserve has injected ample liquidity into the monetary system lowering short-term rates for the tenth time this year to their lowest level in forty years. The Federal Government has also sharply boosted spending to help with the tragedy and to stimulate the economy.

The passage of two months since September 11th has seemingly marked a turn for the better. The prosecution of the war in Afghanistan is going well, business and consumer sentiment has stabilized and the stock market has returned to pre-attack levels. While we have yet to emerge from the security crisis that has gripped this country, an economic recovery by the first or second quarter of next year appears increasingly plausible.

Having played defense for the last year and a half, it is now time to become more constructive. Over the next few months our plan is to build on our portfolio of leading U.S. companies; increasing many of our holdings and adding new investments. However, with a still weakened business investment sector the initial phase of the recovery is likely to be slow. Current stock market valuations are also high for this point in the cycle. Therefore, considering that our expectations are for a more measured rather than robust tone to the early part of the next cycle, we will be price sensitive.

Thank you for your continued support.

Sincerely,

/s/Tsering Ngudu                    /s/Jerry Getsos
-----------------------------       -------------------------------------------
Tsering Ngudu                       Jerry Getsos
President & Portfolio Manager       Executive Vice President & Portfolio Manager


Past performance is not predictive of future performance.


Lepercq-Istel Fund
--------------------------------------------------------------------------------
Performance (unaudited) for the nine months ended September 30, 2001









  Net Asset Value per Share, December 31, 2000                    $18.01




  Distribution during the Period:                                   None




  Net Asset Value per Share, September 30, 2001                   $13.85




  Total Return, Year to Date                                     -23.10%






Past performance is not predictive of future performance.

Lepercq-Istel Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited) as of September 30, 2001

Number of                                                          Market
 Shares                                                             Value
--------  U.S. EQUITIES - 50.10%                                -------------
          CONSUMER CYCLICAL - 10.96%
          Media - 5.45%
 11,500   AOL Time Warner Inc.*                                     $380,650
 10,000   Viacom Inc.*                                               345,000
 16,000   The Walt Disney Company                                    297,920
                                                                -------------
                                                                   1,023,570
                                                                -------------

          Specialty Retail - 5.51%
 22,000   The Gap, Inc.                                              262,900
 12,500   The Home Depot, Inc.                                       479,625
 12,000   RadioShack Corporation                                     291,000
                                                                -------------
                                                                   1,033,525
                                                                -------------
          Total Consumer Cyclicals                                 2,057,095
                                                                -------------

          CONSUMER STAPLES - 2.38%
          Personal Products - 2.38%
 15,000   The Gillette Company                                       447,000
                                                                -------------

          Total Consumer Staples                                     447,000
                                                                -------------

          ENERGY - 12.20%
          Energy Equipment and Services - 1.95%
  8,000   Schlumberger Limited                                       365,600
                                                                -------------

          Oil & Gas - 10.25%
  3,500   Andarko Petroleum Corporation                              168,280
  4,000   Apache Corporation                                         172,000
 10,000   Devon Energy Corporation                                   344,000
  5,000   El Paso Corporation                                        207,750
 20,000   Exxon Mobil Corporation                                    788,000
 15,000   Ocean Energy, Inc.                                         244,500
                                                                -------------
                                                                   1,924,530
                                                                -------------
          Total Energy                                             2,290,130
                                                                -------------

          FINANCIAL - 8.36%
          Banks - 3.63%
  5,000   Bank One Corporation                                       157,350
 15,000   The Bank of New York Company, Inc.                         525,000
                                                                -------------
                                                                     682,350
                                                                -------------

          Diversified Financials - 4.73%
 15,000   American Express Company                                   435,900
  5,790   American International Group                               451,620
                                                                -------------
                                                                     887,520
                                                                -------------
          Total Financial                                          1,569,870
                                                                -------------

          HEALTH CARE - 7.47%
          Pharmaceuticals - 7.47%
  6,500   Bristol-Myers Squibb Company                               361,140
  7,000   Johnson & Johnson                                          387,800
  5,000   Merck & Co., Inc.                                          333,000
  8,000   Pfizer, Inc.                                               320,800
                                                                -------------
                                                                   1,402,740
                                                                -------------
          Total Health Care                                        1,402,740
                                                                -------------

          INDUSTRIAL - 0.99%
          Industrial Conglomerates - 0.99%
  5,000   General Electric Company                                   186,000
                                                                -------------

Lepercq-Istel Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited) as of September 30, 2001 (continued)

Number of                                                         Market
  Shares                                                           Value
  ------                                                           -----
           Total Industrial                                          186,000
                                                               --------------

           INFORMATION TECHNOLOGY - 6.13%
           Communications Equipment - 2.80%
  20,000   Cisco Sysyems, Inc.*                                      243,600
  10,000   EMC Corporation*                                          117,500
  20,000   Sun Microsystems, Inc.*                                   165,400
                                                               --------------
                                                                     526,500
                                                                --------------

           Semiconductor Equipment and Products - 3.33%
   6,000   Applied Materials, Inc*                                   170,640
  10,000   Intel Corporation                                         204,400
  10,000   Texas Instruments Incorporated                            249,800
                                                               --------------
                                                                     624,840
                                                               --------------
           Total Information Technology                            1,151,340
                                                               --------------

           UTILITIES - 1.61%
           Electric Utilities - 1.61%
   8,000   Duke Energy Corporation                                   302,800
                                                               --------------

           Total Utilities                                           302,800
                                                               --------------

           Total U.S. Equities - 50.10%                            9,406,975
                                                               --------------

           INTERNATIONAL EQUITIES - 1.28%

           INFORMATION TECHNOLOGY - 1.28%
           Communications Equipment - 1.28%
  10,000   Nokia Oyj                                                 156,500
  15,000   Nortel Networks Corporation*                               84,150
                                                               --------------

           Total Information Technology                              240,650
                                                               --------------

           Total International Equities                              240,650
                                                               --------------

           TOTAL EQUITIES (Cost $12,654,844)                       9,647,625
                                                               --------------

Principal
 Amount
               SHORT-TERM INVESTMENTS - 48.99%
               U.S. TREASURIES - 48.99%
  $5,400,000   U.S. Treasury Bill, due 11/29/01                    5,379,647
   3,850,000   U.S. Treasury Bill, due 1/31/02                     3,820,120
                                                                -------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $9,190,302)      9,199,767
                                                                -------------

               Total Investments - 100.37% (Cost $21,845,146)     18,847,392
                                                                -------------

               Liabilities, less Other Assets - (0.37)%             (69,369)
                                                                -------------

               NET ASSETS - 100.00%                              $18,778,023
                                                                =============

               Net Asset Value Per Share                              $13.85
                                                                =============

                 (Based on 1,355,647 shares
               outstanding)

        * Non-income producing security.

Lepercq-Istel Fund
--------------------------------------------------------------------------------

Trustees

+Bruno Desforges    Chairman  of  the  Board,   Lepercq-Istel  Trust;   Managing
                    Director, Lepercq, de Neuflize & Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities
                    Inc.

+Francois
  Letaconnoux       Director,  President and Chief  Executive  Officer,  Lepercq
                    Inc., Lepercq, de Neuflize & Co. Incorporated and Lepercq, de Neuflize Securities Inc.

Jean-Louis Milin    President, Banque de Neuflize, Schlumberger, Mallet, Demachy

Lee R. Robins       President, CPI Associates,  Inc.; Member, American Institute
                    of CPAs

*Marvin Schiller,
  Ph.D.             Director,   Tutor  Time  Learning  Systems,   Inc.;  General
                    Partner, Reprise Capital Corp.

*Franz Skryanz      Financial Consultant

Marie-Monique
  Steckel Consultant; Director, Microcard Technologies Inc.; Director, GlobeCast North America Inc.; Director, C&P Press, Inc.

Dennis Tarzian      President and Chief Executive Officer, New Century Education
                    Corp.; Director, National Registered Agents, Inc.

+Jean-Michel
  Terrein           Managing Director, Lepercq Corporation Management Ltd.

* Member of Audit, Ethics and Nominating Committees

+ Interested Trustee

Officers

Tsering Ngudu                  President
Jerry Getsos                   Executive Vice President
Peter Hartnedy                 Secretary and Treasurer

Investment Adviser             Lepercq, de Neuflize & Co. Incorporated, New York

Underwriter & Distributor      Lepercq, de Neuflize Securities Inc., New York

Transfer Agent, Dividend
Paying Agent, Administrator
and Fund Accountant            Firstar Mutual Fund Services, LLC, Milwaukee

Custodian                      Firstar Bank, N.A., Cincinnati

Legal Counsel                  Paul, Hastings, Janofsky & Walker LLP, New York

Independent Auditors           KPMG LLP, Chicago